Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
MainStay VP MacKay Convertible Portfolio (Prospectus Summary) | MainStay VP MacKay Convertible Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP MacKay Convertible Portfolio (formerly known as MainStay VP Convertible Portfolio)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation together with current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (fees paid directly from your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in "convertible securities" such as bonds, debentures, corporate notes, and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities. The balance of the Portfolio may be invested or held in non-convertible debt, equity securities that do not pay regular dividends, U.S. government securities, and cash or cash equivalents.

Investment Process: The Portfolio takes a flexible approach by investing in a broad range of securities of a variety of companies and industries. The Portfolio invests in investment grade and below investment grade debt securities. Below investment grade securities are generally securities that receive low ratings from an independent rating agency, such as rated lower than BBB- by Standard & Poor's Ratings Services ("S&P") and Baa3 by Moody's Investors Service, Inc. ("Moody's"), or if unrated, are determined to be of equivalent quality by MacKay Shields LLC, the Portfolio's Subadvisor. Securities that are rated below investment grade by independent rating agencies are commonly referred to as “high-yield securities” or "junk bonds." The Subadvisor may also invest without restriction in securities with lower ratings from an independent rating agency, such as within the rating category of BB or B by S&P or Ba or B by Moody's. If independent rating agencies assign different ratings to the same security, the Portfolio will use the lower rating for purposes of determining the security's credit quality.

In selecting convertible securities for purchase or sale, the Subadvisor takes into account a variety of investment considerations, including the potential return of the common stock into which the convertible security is convertible, credit risk, projected interest return, and the premium for the convertible security relative to the underlying common stock.

The Portfolio may also invest in "synthetic" convertible securities, which are derivative positions composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" and "exchangeable" convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of one or more different issuers or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). The value of a synthetic convertible is the sum of the values of its preferred stock or debt obligation component and its convertible component.

The Portfolio may invest in foreign securities, which are securities issued by companies organized outside the U.S. or that trade primarily in non-U.S. securities markets.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, changes in credit risk, and changes in projected interest return.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in "convertible securities" such as bonds, debentures, corporate notes, and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Portfolio's Subadvisor may underperform the market or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below.

Market Risk: The value of the Portfolio's investments may fluctuate because of changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Portfolio shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results. In addition, the Portfolio may not achieve its investment objective, including during a period in which the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Synthetic Convertible Securities Risk: The values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. In addition, in purchasing a synthetic convertible security, the Portfolio may have counterparty (including counterparty credit) risk with respect to the financial institution or investment bank that offers the instrument.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are near historic lows, and the Portfolio currently faces a heightened level of interest rate risk. To the extent the Board of Governors of the Federal Reserve System (“Federal Reserve Board”) continues to raise the federal funds rate, there is a risk that interest rates across the financial system may rise, possibly significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings at a time when the Subadvisor might wish to sell. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio's fixed-income or debt holdings.

Not all U.S. government debt securities are guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment go up or down, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio.

Money Market/Short-Term Securities Risk: To the extent the Portfolio holds cash or invests in money market or short-term securities, the Portfolio may be less likely to achieve its investment objective. In addition, it is possible that the Portfolio's investments in these instruments could lose money.

Risk, Lose Money	rr_RiskLoseMoney	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over the last ten years. The average annual total returns table shows how the Portfolio's average annual total returns for the one-, five- and ten-year periods compare to those of a broad-based securities market index. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the ICE BofA Merrill Lynch U.S. Convertible Index as its primary benchmark. The ICE BofA Merrill Lynch U.S. Convertible Index is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the Index, bonds and preferred stocks must be convertible only to common stock.

Performance data for the classes varies based on differences in their fee and expense structures. Performance is not shown for classes with less than one calendar year of performance. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate some of the risks of investing in the Portfolio.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Initial Class Shares (by calendar year 2008-2017)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
3Q/09	15.78%
Worst Quarter
4Q/08	-17.90%

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
MainStay VP MacKay Convertible Portfolio (Prospectus Summary) | MainStay VP MacKay Convertible Portfolio | ICE BofA Merrill Lynch U.S. Convertible Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	ICE BofA Merrill Lynch U.S. Convertible Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.35%
MainStay VP MacKay Convertible Portfolio (Prospectus Summary) | MainStay VP MacKay Convertible Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.58%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 774
Annual Return 2008	rr_AnnualReturn2008	(34.42%)
Annual Return 2009	rr_AnnualReturn2009	46.08%
Annual Return 2010	rr_AnnualReturn2010	17.86%
Annual Return 2011	rr_AnnualReturn2011	(4.75%)
Annual Return 2012	rr_AnnualReturn2012	9.13%
Annual Return 2013	rr_AnnualReturn2013	25.35%
Annual Return 2014	rr_AnnualReturn2014	7.98%
Annual Return 2015	rr_AnnualReturn2015	(1.33%)
Annual Return 2016	rr_AnnualReturn2016	12.07%
Annual Return 2017	rr_AnnualReturn2017	11.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.90%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Initial Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1996
MainStay VP MacKay Convertible Portfolio (Prospectus Summary) | MainStay VP MacKay Convertible Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.58%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Service Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2003

[1]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.